Note 1 - Basis of Presentation and General Information - Charterers Accounting For More Than 10% of Revenue (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Amaggi [Member]
Percent of revenue	11.00%	17.00%	11.00%
Tongli Shipping PTE Ltd. [Member]
Percent of revenue	0.00%	16.00%	12.00%
Quadra Commodities S.A. [Member]
Percent of revenue	0.00%	0.00%	13.00%
OLAM Group [Member]
Percent of revenue	0.00%	0.00%	13.00%
Ultrabulk A/S [Member]
Percent of revenue	0.00%	0.00%	11.00%